Provision for decommissioning costs	12 Months Ended
Dec. 31, 2025
Provision For Decommissioning Costs
Provision for decommissioning costs

21.	Provision for decommissioning costs

The following table details the amount of the provision for decommissioning costs by producing area:

	12.31.2025	12.31.2024
Onshore	675	493
Shallow waters	8,106	7,266
Deep and ultra-deep post-salt	12,748	12,071
Pre-salt	6,984	6,373
Total	28,513	26,203
Current	2,950	1,696
Non-current	25,563	24,507

Changes in the provision for decommissioning costs are presented as follows:

	2025	2024
Opening balance	26,203	23,203
Adjustment to provision	(610)	9,373
Transfers related to liabilities held for sale	97	(407)
Use of provisions	(1,763)	(1,464)
Interest accrued	1,295	970
Others	(14)	26
Translation adjustment	3,305	(5,498)
Closing balance	28,513	26,203

The increase in the provision for decommissioning costs in 2025 is mainly due to the translation adjustment relating to the opening balance of the provision, partially offset by: (i) the adjustments of tariffs related to the decommissioning of wells and equipment; and (ii) the increase in the risk-adjusted real discount rate to 4.66% p.a. (4.56% in 2024).

The use of provisions in 2025, in the amount of US$ 1,763 (US$ 1,464 in 2024), increased due to an increase in decommissioning operations, mainly in the Guaricema and Piranema fields, which are being returned to the ANP.

The expected realization of the provisions is presented below:

	2026	2027	2028	2029	2030	2031 onwards	12.31.2025
Provision for decommissioning costs	2,950	2,410	2,059	1,835	1,506	17,752	28,513

The effect of a change in the discount rate (key assumption) may result in material variations of the provision, as outlined below.

Sensitivity to the discount rate (1)	Effects on provision for decommissioning costs	Effects on carrying amounts of assets	Effects on other income and expenses
Increase of 0.5 percentage points	(1,739)	(1,574)	(165)
Decrease of 0.5 percentage points	1,914	1,747	167
(1) Includes liabilities held for sale.

Accounting policy for decommissioning costs

The initial recognition of legal obligations to remove equipment and restore land or sea areas at the end of operations occurs after the declaration of commercial feasibility of an oil and gas field. The calculations of the cost estimates for future environmental removals and recoveries are complex and involve significant uncertainties (as set out in note 4.6).

The estimates of decommissioning costs are reviewed annually based on current information on expected costs and recovery plans. When the revision of the estimates results in an increase in the provision for decommissioning costs, there is a corresponding increase in assets. Otherwise, if a decrease in the liability exceeds the carrying amount of the asset, the excess shall be recognized immediately in profit or loss, within other income and expenses.